23. Stock-based Compensation (Details - Non-vested options) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options [Member]
Weighted Average Exercise Price Per Share
Forfeited (in dollars per share)	$ 10	$ 36	$ 169
Options [Member] | Nonvested [Member]
Shares
Non-vested shares at beginning of year (in shares)	379,920	430,358	559,658
Granted (in shares)	287,000	325,300	268,491
Vested (in shares)	(87,285)	(100,663)	(45,573)
Forfeited (in shares)	(396,335)	(275,075)	(352,218)
Non-vested shares at end of year (in shares)	183,300	379,920	430,358
Weighted Average Exercise Price Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 9	$ 46	$ 128
Granted (in dollars per share)	13	4	47
Vested (in dollars per share)	54	43	110
Forfeited (in dollars per share)	25	48	169
Non-vested shares at end of year (in dollars per share)	$ 8	$ 9	$ 46
Restricted Stock [Member] | Nonvested [Member]
Shares
Non-vested shares at beginning of year (in shares)	1,313	4,750	8,778
Granted (in shares)	663,460	0	0
Vested (in shares)	(663,273)	(2,187)	(2,778)
Forfeited (in shares)	(250)	(1,250)	(1,250)
Non-vested shares at end of year (in shares)	1,250	1,313	4,750
Weighted Average Grant Date Fair Value Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 264	$ 178	$ 178
Granted (in dollars per share)	1	0	0
Vested (in dollars per share)	1	128	178
Forfeited (in dollars per share)	185	177	177
Non-vested shares at end of year (in dollars per share)	$ 185	$ 264	$ 178